GOODWILL (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
GOODWILL
Goodwill, Acquired During Period	¥ 3,213	$ 492	¥ 45,272	¥ 165,171
Goodwill	¥ 213,656		¥ 210,443	¥ 165,171	$ 32,744	$ 32,252